Financial Liabilities at Fair Value Through Profit or Loss - Additional Information (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Disclosure of fair value measurement of liabilities [abstract]
Fair value of financial liability, attributable to changes in credit risk of liability on cumulative basis	€ 18		€ 248
Financial liabilities Designated at fair value through profit or loss, previously reported as Trading liabilities		€ 37,161
Reverse repurchase portfolios mandatorily at fair value through profit and loss		€ 54,825
Funds on deposit related to repurchase transactions	3,227		41,436
Funds entrusted related to repurchase transactions	49,010
Financial liabilities designated at fair value through profit or loss to pay at maturity to the holders	€ 9,934		€ 10,742